PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

As of December 31, 2024 and 2023, property and equipment, net consisted of the following:

	As of
	December 31,	December 31,
	2024	2023
Production line for e-bicycles	$829,004	$1,719,776
Furniture, fixtures and office equipment	46,665	181,360
Vehicles	-	78,475
	875,669	1,979,611
Less: accumulated depreciation	147,231	898,864
Property and equipment, net	$728,438	$1,080,747

For the years ended December 31, 2024, 2023 and 2022, depreciation expense amounted to $252,882, $253,997, and $162,333, respectively.